Offerings - Offering: 1	Jul. 06, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.000005 per share
Maximum Aggregate Offering Price	$ 8,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,104.80
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (or the Securities Act) the Class A Ordinary Shares registered hereby also include an indeterminate number of additional Class A Ordinary Shares as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions.

Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act, based on the proposed maximum aggregate offering price.